Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary shares	Additional paid in capital	Retained earnings	Foreign currency translation	Cash flow hedges	Pensions	Fair value changes	Noncontrolling interests	Total
Balance at beginning of period at Dec. 31, 2020	€ 11,215,080	€ 292,877	€ 2,872,630	€ 10,254,913	€ (1,936,713)	€ (7,706)	€ (346,282)	€ 85,361	€ 1,116,230	€ 12,331,310
Balance at beginning of period (in shares) at Dec. 31, 2020		292,876,570
Proceeds from exercise of options and related tax effects	5,425	€ 117	5,308							5,425
Proceeds from exercise of options and related tax effects (in shares)		117,639
Dividends paid	(392,455)			(392,455)						(392,455)
Purchase/ sale of noncontrolling interests/ Transactions with noncontrolling interests without loss of control	7,024		7,024						55,854	62,878
Contributions from/ to noncontrolling interests									(193,466)	(193,466)
Put option liabilities	(34,605)			(34,605)						(34,605)
Transfer of cumulative gains/losses of equity investments				(721)				721
Net Income	740,567			740,567					174,720	915,287
Other comprehensive income (loss) related to:
Foreign currency translation	674,274				681,051	(459)	(8,466)	2,148	62,900	737,174
Cash flow hedges, net of related tax effects	(234)					(234)				(234)
Pensions, net of related tax effects	36,236						36,236			36,236
Fair value changes	(21,632)							(21,632)		(21,632)
Comprehensive income	1,429,211								237,620	1,666,831
Balance at end of period at Sep. 30, 2021	12,229,680	€ 292,994	2,884,962	10,567,699	(1,255,662)	(8,399)	(318,512)	66,598	1,216,238	13,445,918
Balance at end of period (in shares) at Sep. 30, 2021		292,994,209
Balance at beginning of period at Dec. 31, 2021	12,698,783	€ 293,004	2,891,276	10,826,140	(982,506)	(9,115)	(369,998)	49,982	1,280,254	€ 13,979,037
Balance at beginning of period (in shares) at Dec. 31, 2021		293,004,339								293,004,339
Proceeds from exercise of options and related tax effects	20,403	€ 409	19,994							€ 20,403
Proceeds from exercise of options and related tax effects (in shares)		409,110
Dividends paid	(395,556)			(395,556)						(395,556)
Purchase/ sale of noncontrolling interests/ Transactions with noncontrolling interests without loss of control	449,478		449,478						41,707	491,185
Noncontrolling interests due to changes in consolidation group									192,196	192,196
Contributions from/ to noncontrolling interests									(192,566)	(192,566)
Put option liabilities	(495,149)			(495,149)						(495,149)
Transfer of cumulative gains/losses of equity investments				8,456				(8,456)
Net Income	534,601			534,601					166,142	700,743
Other comprehensive income (loss) related to:
Foreign currency translation	2,041,229				2,064,227	(1,193)	(24,856)	3,051	196,224	2,237,453
Cash flow hedges, net of related tax effects	799					799				799
Pensions, net of related tax effects	203,898						203,898			203,898
Fair value changes	(7,065)							(7,065)		(7,065)
Comprehensive income	2,773,462								362,366	3,135,828
Balance at end of period at Sep. 30, 2022	€ 15,051,421	€ 293,413	€ 3,360,748	€ 10,478,492	€ 1,081,721	€ (9,509)	€ (190,956)	€ 37,512	€ 1,683,957	€ 16,735,378
Balance at end of period (in shares) at Sep. 30, 2022		293,413,449								293,413,449